RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Long-term loans from a major stockholder		$ 233	$ 239	$ 62
Trade accounts payable	[1]	$ 303	$ 0

[1]	refer to marketing services provided by one of the Company’s stockholders.